     As filed with the Securities and Exchange Commission on March 1, 2005


                                       Securities Act registration no. 333-72511
                                       Investment Company Act file no. 811-09237

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 6 [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 8 [X]

--------------------------------------------------------------------------------

                             CALAMOS ADVISORS TRUST
                                  (Registrant)

                           1111 East Warrenville Road
                         Naperville, Illinois 60563-1493

                         Telephone number: 630-245-7200

--------------------------------------------------------------------------------

    James S. Hamman, Jr., Secretary          Cameron S. Avery
    Calamos Advisors LLC                     Bell, Boyd, & Lloyd LLC
    1111 East Warrenville Road               70 West Madison Street, Suite 3100
    Naperville, Illinois 60563-1493          Chicago, Illinois 60602-4207
                              (Agents for service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:


                 Immediately upon filing pursuant to paragraph (b) of rule 485
     -----------
                 on            pursuant to paragraph (b) of rule 485
     -----------     ---------
                 60 days after filing pursuant to paragraph (a)(1) of rule 485
     -----------
         X       on May 1, 2005 pursuant to paragraph (a)(1) of rule 485
     -----------
                 75 days after filing pursuant to paragraph (a)(2) of rule 485
     -----------
                 on            pursuant to paragraph (a)(2) of rule 485
     -----------     ---------
                 on            pursuant to paragraph (a)(3) of rule 485
     -----------     ---------




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                 Amending Parts A, B and C, and filing exhibits
--------------------------------------------------------------------------------

(CALAMOS ADVISORS TRUST LOGO)

             CALAMOS GROWTH AND
             INCOME PORTFOLIO

             PROSPECTUS

             MAY    , 2005

An investment in the Portfolio is not a bank deposit, is not FDIC-insured, and may lose value.

The Securities and Exchange Commission has not approved or disapproved the Portfolio's shares as an investment or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

Portfolio Information....          --
Summary..................          --
  Investment Objective...          --
  What are the Principal
     Strategies of the
     Portfolio?..........          --
  What are the Types of
     Securities the
     Portfolio Invests
     in?.................          --
  What are the Principal
     Risks of Investing
     in the Portfolio?...          --
  Investment Returns.....          --
  Fees and Expenses......          --
Management of the
  Portfolio..............          --
Shareholder
  Information............          --
  Purchasing Shares......          --
  Selling Shares.........          --
  Valuing Shares.........          --
  Other Information......          --
Distributions and
  Taxes..................          --
  Dividends and Capital
     Gains...............          --
  Taxes..................          --
Financial Highlights.....          --
For More Information.....          --

                             PORTFOLIO INFORMATION

     The Calamos(R) Growth and Income Portfolio (the "Portfolio"), formerly named Calamos Convertible Portfolio, is a portfolio of the Calamos Advisors Trust (the "Trust"). The Trust offers the Portfolio's shares to certain life insurance companies ("Participating Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts (together, "Variable Contracts"). The Trust may also offer the Portfolio to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis ("Retirement Plans"). The Portfolio's shares are not offered directly to the public.

                                    SUMMARY

INVESTMENT OBJECTIVE

     The Portfolio seeks high long-term total return through growth and current income.

WHAT ARE THE PRINCIPAL STRATEGIES OF THE PORTFOLIO?

     The Portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.

     In seeking to meet its investment objective, the Portfolio's adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for the Portfolio's objective.

     The Portfolio attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Portfolio will typically range from five to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

WHAT ARE THE TYPES OF SECURITIES THE PORTFOLIO INVESTS IN?

     CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

     Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Portfolio. Conversely, certain convertible debt securities may provide a "put option," which entitles the Portfolio to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

     EQUITY SECURITIES. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depositary receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Portfolio participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

     HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS). The Portfolio may invest without limit in convertible and non-convertible debt securities, commonly known as "junk bonds" that are rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., or that are not rated but are considered by us to be of similar quality. The Portfolio will not, however, purchase a security rated below C.

     SYNTHETIC CONVERTIBLE SECURITIES. The investment adviser may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.

     The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the credit risk associated with the investment is assumed by the investment bank that issued the convertible note and not by the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately, and at different times.

     FOREIGN SECURITIES. The Portfolio may invest up to 25% of its net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that has its principal trading market for its security in a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depositary Receipts ("ADRs") or securities guaranteed by a U.S. person. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security. Foreign investing allows the Portfolio to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

     RULE 144A SECURITIES. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

     DEFENSIVE INVESTING. The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Portfolio purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Portfolio has assumed a temporary defensive position, it may not be able to achieve its investment objective.

     SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The investment adviser will monitor the creditworthiness of the firms to which the Portfolio lends securities.

     OTHER SECURITIES. Although not the principal investments or strategies of the Portfolio, it may utilize other investments and investment techniques that may impact performance, including options, futures and other strategic transactions. More information about Portfolio investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO?

     CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible's investment value increases as prevailing interest rate levels decline. However, the convertible's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

     As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

     If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, the issuer's convertible securities entail less risk than its common stock.

     HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS) RISK. The Portfolio's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

     EQUITY INVESTMENTS RISK. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

     SYNTHETIC CONVERTIBLE SECURITIES RISK. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

     INTEREST RATE RISK. As discussed under "Convertible Securities Risk" above, interest rate risk is a component of convertible securities risk. Interest rate risk is the risk that the Portfolio's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Portfolio generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

     DEFAULT RISK. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

     SMALL COMPANY RISK. Small company stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

     MID CAP STOCK RISK. Mid cap stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with medium-sized companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks and are often adversely affected by more limited trading volumes and less publicly available information.

     RULE 144A SECURITIES RISK. The Portfolio may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers, such as the Portfolio, under Rule 144A under the Securities Act of 1933. Under the supervision of the Trust's board of trustees, the Portfolio's investment adviser will determine whether securities purchased under Rule 144A are illiquid. The Portfolio is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A securities, the percent of the Portfolio's assets invested in illiquid securities would increase. Normally, the Portfolio purchases Rule 144A securities only if the adviser has determined them to be liquid. If any Rule 144A security held by the Portfolio should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

     FOREIGN SECURITIES RISK. There are special risks associated with investing in foreign securities including fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of the security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information with respect to issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.

     TAX RISK. The Portfolio may invest in convertible securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult for the Portfolio to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Portfolio's investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.

     SECURITIES LENDING RISK. The Portfolio may lend its portfolio securities to broker-dealers and banks. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment adviser will monitor the creditworthiness of the firms to which the Portfolio lends securities.

     MARKET RISK. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock market, it is possible your investment may lose value regardless of the individual results of the companies in which the Portfolio invests.

     MARKET DISRUPTION RISK. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks (including the terrorist attacks in the United States on September 11, 2001), war and other geopolitical events or catastrophes. The Portfolio cannot predict the effect of similar events in the future on the U.S. or international economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

     INVESTMENT MANAGEMENT. Whether the Portfolio achieves its investment objective is significantly impacted by whether the Portfolio's investment adviser is able to choose suitable investments for the Portfolio.

     STATE REGULATION. The Portfolio is sold to the separate accounts of Participating Insurance Companies offering Variable Contracts that are sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Portfolio, the Portfolio may be limited in its ability to engage in certain techniques and to manage its investments with the flexibility provided herein. In order to permit the Portfolio to be available under Variable Contracts sold in certain states, the Portfolio may make commitments that are more restrictive than the investment policies and limitations described herein and in the Statement of Additional Information. If the investment adviser determines that such a commitment no longer is in the Portfolio's best interest, the commitment may be revoked by terminating the availability of the Portfolio to Variable Contract owners residing in such states.

WHAT ARE THE PORTFOLIO'S POLICIES AND PROCEDURES REGARDING THE DISCLOSURE OF PORTFOLIO SECURITIES?

     A description of the policies and procedures with respect to the disclosure of the Portfolio's securities holdings is available in the Portfolio's Statement of Additional Information.

INVESTMENT RETURNS

     The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing the Portfolio's performance from year to year and how the Portfolio's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect sales loads and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If it did, returns would be lower. As always, please note that how the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                           CALENDAR YEAR PERFORMANCE
[BAR CHART]

                                                                  CALAMOS GROWTH AND INCOME PORTFOLIO
                                                                  -----------------------------------
2000                                                                              5.72
2001                                                                             -4.87
2002                                                                             -4.10
2003                                                                             25.76
2004

     For the period included in the bar chart, the Portfolio's highest return
for a calendar quarter was       % (the              quarter of      ), and the
Portfolio's lowest return for a calendar quarter was --       % (the
             quarter of      ).

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                               SINCE 5/19/99
                                             ONE YEAR       FIVE YEARS       LIFE OF PORTFOLIO
----------------------------------------------------------------------------------------------
Portfolio                                          %                %                     %
----------------------------------------------------------------------------------------------
Value Line Convertible Index(1)                    %                %                     %(2)
----------------------------------------------------------------------------------------------
S&P 500 Index(3)                                   %                %                     %
----------------------------------------------------------------------------------------------

(1) The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.
(2) Index return since June 1, 1999.
(3) The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. Index returns assume reinvestment of dividends, and, unlike Portfolio returns, do not reflect any fees or expenses.

FEES AND EXPENSES

     THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

     The Portfolio's shares can be purchased by Retirement Plans and by separate accounts of Participating Insurance Companies offering Variable Contracts. The Portfolio's shares are not offered directly to the public. The tables below do not reflect the expenses of your Variable Contract or Retirement Plan. Please read the Variable Contract's or Retirement Plan's disclosure documents to obtain that information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases............
Maximum Deferred Sales Charge (Load)........................
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends.................................................
Redemption Fee..............................................

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

Management Fees.............................................
Distribution (12b-1) and/or Service Fees....................
Other Expenses..............................................
Total Annual Portfolio Operating Expenses...................

     EXAMPLE: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, without fee waiver or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR            3 YEARS            5 YEARS            10 YEARS
------            -------            -------            --------
$                  $                  $                  $

                          MANAGEMENT OF THE PORTFOLIO

     The Portfolio's investments are managed by its investment manager, Calamos Advisors LLC ("Calamos Advisors"), 1111 E. Warrenville Road, Naperville, IL. Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc. whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos Sr. and the Calamos family.

     Subject to the overall authority of the board of trustees, Calamos Advisors furnishes continuous investment supervision and management to the Portfolio under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Portfolio pays Calamos Advisors a fee based on average daily net assets, which is accrued daily and paid monthly.
The fee paid by the Portfolio is at the annual rate of    % of average daily net
assets. Each Variable Contract imposes its own charges on owners of the Variable Contract, and Retirement Plans also may impose charges on participants in the Retirement Plan. These expenses are not described in this prospectus. Variable Contract owners and Retirement Plan participants should consult with the Variable Contract disclosure document or Retirement Plan information regarding these expenses.

     John P. Calamos, Sr. and Nick P. Calamos have shared primary responsibility for managing the Portfolio since its inception in 1999. John P. Calamos, Sr. generally focuses on the top-down approach of diversification by industry and company, and macro-level investment themes, while Nick P. Calamos generally focuses on the bottom-up approach and corresponding research and analysis. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and Chairman, CEO and Co-Chief Investment Officer of Calamos Advisors and its predecessor company, Calamos Asset Management, Inc.; and Nick Calamos has been Vice President and Trustee of the Trust and Senior Executive Vice President and Co-Chief Investment Officer of Calamos Advisors and its predecessor company.

     The Portfolio's Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Portfolio and their compensation.

                            SHAREHOLDER INFORMATION

PURCHASING SHARES

     Shares of the Portfolio are purchased by the separate accounts of Participating Insurance Companies or by Retirement Plans based on the instructions they receive from the Variable Contract holders or Retirement Plan participants. You cannot purchase Portfolio shares directly.

SELLING SHARES

     Portfolio shares are sold by the separate accounts of Participating Insurance Companies or by Retirement Plans. Shares may be sold to generate cash to, among other things, pay a contract owner who requested a withdrawal or who terminated a contract.

VALUING SHARES

     The Portfolio's share price, or net asset value (NAV), is determined as of the close of regular session trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m.

Eastern time) each day that the NYSE is open. The NYSE is regularly closed on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

     The NAV per share is calculated by dividing the value of all of the securities and other assets of the Portfolio, less its liabilities, by the number of Portfolio shares outstanding. Shares are purchased or sold at the NAV next determined after receipt of a purchase or sale order in good form. Portfolio securities are valued on the basis of market prices from the primary market in which they are traded. As a general rule, equity securities listed on a U.S. securities exchange are valued at the last reported sales price on the day the valuation is made. Securities quoted on the Nasdaq National Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price as of the time of valuation. Bonds and other fixed-income securities that are traded over-the-counter and on an exchange will be valued according to the broadest and most representative market, and it is expected this will ordinarily be the over-the-counter market.

     The foreign securities held by the Portfolio are traded on exchanges throughout the world. Trading on these foreign securities exchanges is completed at various times throughout the day and often does not coincide with the close of trading on the NYSE. The value of foreign securities is determined as of the earlier of the time the exchange on which the securities are traded closes or the close of trading on the NYSE.

     When reliable market prices or quotations are not readily available or when market prices or quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.

     The Portfolio may use fair value pricing if the value of some or all of the Portfolio's securities have been materially affected by events occurring before the Portfolio's pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means that the Portfolio may value those securities higher or lower than another fund that uses market quotations or official closing prices.

     The fair value pricing procedures utilized to value foreign securities recognize that volatility in the U.S. markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Portfolio's NAV is determined. As a result, at least some of the Portfolio's foreign securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the Portfolio calculates its NAV.

     In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Fair value pricing may help reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of the Portfolio's portfolio securities and the reflection of that change in a Portfolio's share price.

EXCESSIVE TRADING

     The Portfolio is not intended as a vehicle for excessive trading. Because the Portfolio currently has a single shareholder, the Portfolio does not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Rather, the Portfolio monitors any trades that take place in the Portfolio and uses fair valuation pricing procedures to reduce arbitrage opportunities in the Portfolio.

     If the risk of excessive trading in the Portfolio increased, the Portfolio would consider imposing formal policies and procedures regarding excessive trading, such as redemption fees or transfer limits. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity. Our ability to detect and deter potentially harmful trading activity may be limited by operational systems and technological limitations.

     Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your Variable Contract for details.

OTHER INFORMATION

     The Portfolio's shares can be purchased by Retirement Plans and by separate accounts of certain life insurance companies (Participating Insurance Companies) offering Variable Contracts. Individual variable annuity and variable life insurance contract holders are not the "shareholders" of the Portfolio. Rather, the separate accounts of the Participating Insurance Companies are the shareholders of the Portfolio. You cannot directly purchase shares of the Portfolio.

     Calamos Advisors and its affiliates, from their own resources, may make payments to certain intermediaries for administrative, marketing or distribution services. Please refer to the section entitled, "Payments to Intermediaries" in the Statement of Additional Information.

     Please read the prospectus for the Variable Contract that you want to purchase to learn about purchasing a contract. The Portfolio assumes no responsibility for such prospectuses.

     The Portfolio currently does not foresee any disadvantages to the holders of variable life insurance contracts and variable annuity contracts arising from the fact that the interests of the holders of such contracts may differ. Nevertheless, the Trust's board of trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS

     The Portfolio intends to distribute to its shareholders substantially all of its net investment income and net realized capital gains. The Portfolio declares and pays dividends from net investment income quarterly, and pays any long-term capital gains annually.

TAXES

     The Trust intends that the Portfolio will continue to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986 and will meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For a discussion regarding what it means to qualify as a RIC and a general discussion concerning some of the possible tax consequences associated with the operation of the Trust, please refer to the section entitled, "Taxation" in the Statement of Additional Information.

     For a discussion of the taxation of the Participating Insurance Companies and separate accounts, as well as the tax treatment of the Variable Contracts and the owners thereof, see the disclosure documents for the Variable Contracts. For information regarding the taxation of Retirement Plans, as well as the participants thereunder, see the plan administrator and plan documents for the Retirement Plan.

PLEASE CONSULT WITH YOUR TAX ADVISOR REGARDING YOUR
PARTICULAR TAX SITUATION.

     Shares of the Portfolio are owned by separate accounts of Participating Insurance Companies or by Retirement Plans. As the owners of a Variable Contract or as a participant in a Retirement Plan, you do not own the Portfolio's shares directly; therefore, the Portfolio's distributions are not likely to affect your tax situation. However, the separate accounts, in which you own a Variable Contract, may be affected by Portfolio distributions. Tax consequences to Variable Contract holders are described in the separate prospectuses issued by the Participating Insurance Companies.

     Portfolio distributions may be taxed as ordinary income or capital gains. Capital gains may be taxed at different rates depending on the length of time that the assets are held by the Portfolio. The Portfolio's distributions, whether received in cash or reinvested in additional Portfolio shares, may be subject to federal income tax.

                              FINANCIAL HIGHLIGHTS

     The table below is intended to help you understand the Portfolio's financial performance for the periods shown below. Certain information reflects financial results for a single Portfolio share. The Total Return figures show what an investor in the Portfolio would have earned if all dividends and distributions had been reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

     [To be added by amendment.]

                              FOR MORE INFORMATION

     If you would like more information about the Portfolio, the following resources are available upon request, free of charge.

SHAREHOLDER REPORTS

     Additional information about the Portfolio's investments is available in the Portfolio's annual and semiannual reports to shareholders. The Portfolio's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information (SAI) provides more detailed information about the Portfolio. The SAI, other than the Portfolio's financial statements, is incorporated herein by reference.

     You can get free copies of the Portfolio's reports and the SAI, request other information and discuss your questions about the Portfolio by contacting Calamos Advisors LLC at:

CALAMOS(R) ADVISORS LLC
1111 E. Warrenville Road
Naperville, Illinois 60563-1493

Telephone: 1-800-582-6959

     You can get more information on Calamos Advisors LLC on its Internet website at: http://www.calamos.com

     You can review the Portfolio's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR Database on the Commission's Internet website at:
http://www.sec.gov, or for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling or writing to:

Public Reference Section of the Commission
Washington, D.C. 20549
Telephone: 1-202-942-8090

     This prospectus is intended for use in connection with Variable Contracts or Retirement Plans.

Investment Company Act file no. 811-09237

STATEMENT OF ADDITIONAL INFORMATION                           ____________, 2005

                            CALAMOS(R) ADVISORS TRUST

CALAMOS(R) GROWTH AND INCOME PORTFOLIO

================================================================================

1111 East Warrenville Road
Naperville, Illinois  60563-1463
(630) 245-7200
Toll Free: (800) 823-7386

This Statement of Additional Information relates to CALAMOS(R) Growth and Income Portfolio (the "Portfolio"), which is a series of Calamos Advisors Trust (the "Trust"). It is not a prospectus, but provides information that should be read in conjunction with the Portfolio's prospectus dated the same date as this Statement of Additional Information and any supplements thereto. The prospectus may be obtained without charge by writing or telephoning the Portfolio at the address or telephone numbers set forth above. Audited financial statements for the Portfolio for the fiscal year ended December 31, 2004 are incorporated herein by reference from the Trust's annual report to shareholders.

The Portfolio is currently available for sale to the separate accounts of certain life insurance companies ("Participating Insurance Companies") offering variable annuity contracts and variable life insurance contracts (together, "Variable Contracts") and may be offered to certain types of pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis ("Retirement Plans") as described in the prospectus.

                                TABLE OF CONTENTS

                                                     Page
                                                     ----
The Trust and the Portfolio.....................      --
Investment Strategies and Risks.................      --
Investment Restrictions.........................      --
Management......................................      --
Investment Advisory Services....................      --
Portfolio Managers..............................      --
Purchasing and Redeeming Shares.................      --
Distributor.....................................      --
Portfolio Transactions..........................      --
Taxation........................................      --
Certain Shareholders............................      --
Payments to Intermediaries......................      --
Custodian and Transfer Agent....................      --
Independent Registered Public Accounting Firm...      --
Shareholder Information.........................      --
Financial Statements............................      --
Appendix -- Description of Bond Ratings.........      --

                           THE TRUST AND THE PORTFOLIO

The Portfolio is a series of the Trust, which was organized as a Massachusetts business trust on February 17, 1999. The Portfolio is an open-end, diversified management investment company that seeks high long-term total return through growth and current income.

The prospectus contains information concerning the Portfolio's investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Portfolio and their associated risks.

                         INVESTMENT STRATEGIES AND RISKS

The following information supplements, and should be read in conjunction with the discussion of the Portfolio's investment objectives, strategies and risks that are described in the prospectus.

As described in the prospectus, the Portfolio invests primarily in a diversified portfolio of convertible, fixed-income and equity securities, with emphasis on both capital appreciation and current income.

      CONVERTIBLE SECURITIES

Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

      EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights and depositary receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Portfolio participates in the financial success or failure of any company in which it has an equity interest. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments.

Preferred stocks involve credit risk, which is the risk that a preferred stock in the Portfolio's portfolio will decline in price or fail to make dividend payments when due because the issuer of the security experiences a decline in its financial status. In addition to credit risk, investments in preferred stocks involve certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain circumstances to skip distributions (in the case of "non-cumulative" preferred stocks) or defer distributions (in the case of "cumulative" preferred stocks). If the Portfolio owns a preferred stock that is deferring its distributions, the Portfolio may be required to report income for tax purposes while it is not receiving income from that stock. In certain varying circumstances, an issuer may redeem its preferred stock prior to a specified date in the event of certain tax or legal changes or at the issuer's call. In the event of a redemption, the Portfolio may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears for a specified number of periods.

Equity securities of small and mid cap companies historically have been subject to greater investment risk than those of large companies. The risks generally associated with small and medium-sized companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small and medium-sized company equity securities tend to be more volatile than prices of large company stocks. Further, the prices of small and medium-sized company equity securities are often adversely affected by limited trading volumes and the lack of publicly available information.

      DEBT SECURITIES

In pursuing its investment objective, the Portfolio may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P"), or Ba or lower by Moody's Investor Services, Inc. ("Moody's")) and securities that are not rated but are considered by the investment manager to be of similar quality. There are no restrictions as to the ratings of debt securities acquired by the Portfolio or the portion of the Portfolio's assets that may be invested in debt securities in a particular ratings category, except that the Portfolio will not acquire a security rated below C.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Achievement by the Portfolio of its investment objectives will be more dependent on the investment manager's credit analysis than would be the case if the Portfolio were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the investment manager employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Portfolio may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

      SYNTHETIC CONVERTIBLE SECURITIES

The Portfolio's investment adviser may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the true convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Portfolio's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

The Portfolio may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

      RULE 144A SECURITIES

The Portfolio may invest a substantial portion of its assets in securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Portfolio, under Rule 144A under the Securities Act of 1933. The investment manager, under the supervision of the Trust's board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the investment manager will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the investment manager may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of a security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

      FOREIGN SECURITIES

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that has its principal trading market for its securities in a foreign country. For this purpose, foreign securities do not include American Depositary Receipts ("ADRs") or securities guaranteed by a United States person, but may include foreign securities in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted.

ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. The Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Portfolio is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

To the extent positions in portfolio securities are denominated in foreign currencies, the Portfolio's investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under "Currency Exchange Transactions.")

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Although the Portfolio intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

The Portfolio expects that substantially all of its investments will be in developed countries. However, the Portfolio may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

      CURRENCY EXCHANGE TRANSACTIONS

The Portfolio may enter into currency exchange transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

Forward currency exchange transactions may involve currencies of the different countries in which the Portfolio may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Portfolio accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. The Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The Portfolio may not engage in "speculative" currency exchange transactions.

If the Portfolio enters into a forward contract, the Portfolio's custodian will segregate liquid assets of the Portfolio having a value equal to the Portfolio's commitment under such forward contract. At the maturity of the forward contract to deliver a particular currency, the Portfolio may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Portfolio is obligated to deliver.

If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions.

Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

      SYNTHETIC FOREIGN MONEY MARKET POSITIONS

The Portfolio may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Portfolio may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and
(b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

      LENDING OF PORTFOLIO SECURITIES

The Portfolio may lend its portfolio securities, up to 33-1/3% of its total assets, including collateral received, to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging the loans. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the investment manager's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Portfolio lends securities.

      REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements, provided that the Portfolio may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. Such agreements generally have maturities of no more than seven days and could be used to permit the Portfolio to earn interest on assets awaiting long-term investment. The Portfolio requires continuous maintenance by the custodian for the Portfolio's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolio will enter in repurchase agreements only with sellers the investment manager believes present minimum credit risk in accordance with guidelines approved by the board of trustees. The investment manager will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, the investment manager's prior dealing with the institution, and rating of the institution's senior long-term debt by independent rating agencies and other relevant factors. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

      OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

The Portfolio may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. The Portfolio may purchase agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

The Portfolio is authorized to purchase and sell (write) exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolio may sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the Securities and Exchange Commission (the "Commission") currently takes the position that OTC options purchased by a portfolio, and portfolio securities "covering" the amount of a portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a portfolio's limitation on investing no more than 10% of its net assets in illiquid securities.

The Portfolio may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The Portfolio will sell (write) call options and put options only if they are "covered." For example, a call option written by the Portfolio will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require the Portfolio to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio requires the Portfolio to segregate cash or liquid assets equal to the exercise price.

OTC options entered into by the Portfolio and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when the Portfolio sells (writes) an option, it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Portfolio sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Portfolio other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Portfolio will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

If an option written by the Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires, the Portfolio realizes a capital loss equal to the premium paid.

The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by the Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The ability of the Portfolio to utilize options successfully will depend on the ability of Calamos Advisors LLC ("Calamos Advisors"), its investment manager, to predict pertinent market investments, which cannot be assured.

The Portfolio's ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If the Portfolio were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Portfolio foregoes, during the option's life, the opportunity to profit from currency appreciation.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under "Options on Securities, Indexes and Currencies") fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, a Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Portfolio will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors of the obligation that have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by Calamos Advisors.

The Portfolio may purchase and sell (write) call options on securities indices and currencies. All calls sold by the Portfolio must be "covered." Even though the Portfolio will receive the option premium to help protect it against loss, a call option sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Portfolio to hold a security or instrument which it might otherwise have sold. The Portfolio may purchase and sell (write) put options on securities indices and currencies. In selling (writing) put options, there is a risk that the Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Portfolio may use interest rate futures contracts, index futures contracts and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of

-------------------------
(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

indexes (including, but not limited to: the S&P 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

The Portfolio may purchase and write call and put futures options. Options on futures possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase the Portfolio's exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

The success of any futures transaction depends on the investment manager correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Portfolio's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the investment manager might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Portfolio's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Portfolio does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Portfolio.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio engaging in the transaction realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio engaging in the transaction realizes a capital gain, or if it less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

      RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Portfolio's holdings, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      LIMITATIONS ON OPTIONS AND FUTURES. If other options, futures contracts or futures options of types other than those described herein are traded in the future, the Portfolio may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Portfolio's investment objective.

The Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the Portfolio's total assets.

When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Portfolio.

----------
(2) A call option is "in-the-money" to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

The Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

In order to comply with Commodity Futures Trading Commission (the "CFTC") Regulation 4.5 and thereby avoid registration as a "commodity pool operator," the Trust has filed a notice of eligibility with the CFTC and the National Futures Association claiming an exclusion for registered investment companies. By filing such notice, the Trust is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

      TAXATION OF OPTIONS AND FUTURES. If the Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by the Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If the Portfolio writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

For federal income tax purposes, the Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the
Portfolio: (1) will affect the

----------
(3) An equity option is an option to buy or sell stock, and any other option whose value is determined by reference to an index of stocks of a type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). An option on a broad-based stock index (such as the S&P 500 index) is not an equity option.

holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

If the Portfolio were to enter into a short index future, short index futures option or short index option position and the Portfolio's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Portfolio's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

The Portfolio distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders are advised of the nature of the payments.

      WARRANTS

The Portfolio may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may tend to be greater than the percentage increase or decrease in the value of the underlying common stock.

      SHORT SALES

      The Portfolio may from time to time sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in its portfolio. A short sale is effected when Calamos Advisors believes that the price of a security will decline, and involves the sale of securities that the Portfolio does not own, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that the Portfolio will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, the Portfolio must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the Portfolio, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Portfolio delivers to it the securities sold short. In addition, the Portfolio is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.

      To secure its obligation to deliver to the broker-dealer the securities sold short, the Portfolio must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Portfolio will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

      The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Portfolio receives the proceeds of the short sale. The Portfolio will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

      The Portfolio will realize a gain if the price of the securities decline between the date of the short sale and the date on which the Portfolio purchases securities to replace the borrowed securities. On the other hand, the Portfolio will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Portfolio may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

      There is also a risk that securities borrowed by the Portfolio and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur, meaning that the Portfolio might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

      Rule 10a-1 under the Securities Exchange Act of 1934 provides that exchange-traded securities can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the price of the previous reported trade. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action.

      The Portfolio may also make short sales "against the box," meaning that at all times when a short position is open the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of further consideration, securities of the same issue as, and in an amount equal to, the securities sold short. Short sales "against the box" result in a "constructive sale" and require the Portfolio to recognize any taxable gain unless an exception to the constructive sale rule applies.

      The Portfolio will not make a short sale of securities (other than a short sale "against the box"), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales "against the box").

      In addition to enabling the Portfolio to hedge against market risk, short sales may afford the Portfolio an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Portfolio's short positions remain open. Calamos Advisors believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that they will be able to enter into such arrangements to the desired degree.

      SWAPS, CAPS, FLOORS AND COLLARS

The Portfolio may enter into interest rate, currency, index and other swaps and purchase or sell related caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Portfolio will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors and the Portfolio believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

      STRUCTURED PRODUCTS

The Portfolio may invest in interests of entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The term "structured products" as used herein excludes synthetic convertibles. See "Investment Strategies and Risks -- Synthetic Convertible Securities". The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. The Portfolio may invest in structured products that represent derived investment positions based on relationships among different markets or asset classes.

The Portfolio also may invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on a structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Portfolio may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. The Portfolio may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although the Portfolio's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Portfolio's limitations related to borrowing and leverage.

Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Portfolio's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently may not be an active trading market for structured products. As a result, certain structured products in which the Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.

      "WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES AND REVERSE REPURCHASE AGREEMENTS

The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment manager deems it advisable for investment reasons. The Portfolio may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when issued or delayed-delivery basis.

The Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time when the Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

      REAL ESTATE INVESTMENT FUNDS ("REITS") AND ASSOCIATED RISK FACTORS

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. A REIT is generally classified as an equity REIT, a mortgage REIT or a combination of an equity and mortgage REIT. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. The Portfolio indirectly will bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITS (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500 Stock Index.

      ILLIQUID SECURITIES

The Portfolio may invest up to 10% of its total assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Portfolio's holdings, and the Portfolio might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Portfolio is required to have restricted securities held by it registered prior to sale by the Portfolio and the Portfolio does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Portfolio's investment in restricted securities.

      TEMPORARY INVESTMENTS

The Portfolio may make temporary investments without limitation when the investment manager determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.

      PORTFOLIO TURNOVER

Although the Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in the Portfolio would result in increased transaction expense, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

                             INVESTMENT RESTRICTIONS

The Portfolio operates under the following investment restrictions. The Portfolio may not (except as indicated):

(i) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

(ii) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts;

(v) make loans, but this restriction shall not prevent the Portfolio from (a) investing in debt obligations, (b) investing in repurchase agreements or
      (c) lending portfolio securities;

(vi) invest more than 10% of the Portfolio's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(vii) borrow, except that the Portfolio may (a) borrow from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Portfolio's total assets at the time of the borrowing, and (b) enter into transactions in options, futures and options on futures(4);

(viii)invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix)  issue any senior security, except to the extent permitted under the 1940
      Act.

The above restrictions are fundamental policies and may not be changed without the approval of a "majority" of the outstanding shares of the Portfolio, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of the Portfolio or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, the Portfolio may not:

(a) invest in shares of other open-end investment companies, except as permitted by the 1940 Act;

(b)   invest in companies for the purpose of exercising control or management;

(c) purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d) make short sales of securities, except that the Portfolio may make short sales of securities (i) if the Portfolio owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities and (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e) invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person).

Restrictions (a) through (e) may be changed by the board of trustees without shareholder approval.

Notwithstanding the foregoing investment restrictions, the Portfolio may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Portfolio's ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Portfolio's interest in the issuing company being diluted. The market for such rights is not

----------
(4) State insurance laws currently restrict the Portfolio's borrowing to facilitate redemptions to no more than 25% of the Portfolio's net assets.

well developed in all cases and, accordingly, the Portfolio may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Portfolio's portfolio securities with the result that the Portfolio would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

In addition, pursuant to state insurance laws, the Portfolio is subject to the following guidelines, which may also be changed by the board of trustees:

         The Portfolio will be invested in a minimum of five different foreign countries at all times, except that this minimum is reduced to four when foreign country investments comprise less than 80% of the value of the Portfolio's net assets; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.

         The Portfolio will have no more than 20% of its net assets invested in securities of issuers located in any one country; except that the Portfolio may have an additional 15% of its net assets invested in securities of issuers located in any one of the following countries:
         Australia; Canada; France; Japan; the United Kingdom; or Germany.

         The Portfolio may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Portfolio's total assets would be invested in the securities of any one issuer, except that this restriction shall not apply to U.S. Government securities or foreign government securities; and the Portfolio will not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

         The Portfolio may borrow no more than 10% of the value of its net assets when borrowing for any general purpose and 25% of net assets when borrowing as a temporary measure to facilitate redemptions.

                                   MANAGEMENT

      TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for the Portfolio under the Investment Management Agreement, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until his or her earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.

The following table sets forth each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which he or she first became a trustee of the Trust. Each trustee oversees one portfolio of the Trust.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:


                                                             NUMBER OF PORTFOLIOS IN    PRINCIPAL OCCUPATION(s)
   NAME AND AGE AT     POSITION(s) HELD WITH TRUST AND DATE   FUND COMPLEX OVERSEEN   DURING THE PAST 5 YEARS AND
 _____________, 2005   FIRST ELECTED OR APPOINTED TO OFFICE         BY TRUSTEE          OTHER DIRECTORSHIPS HELD
--------------------   ------------------------------------  -----------------------  --------------------------------------------
John P. Calamos, Sr.,  Trustee and President (since 1999)              13             President and CEO, Calamos Asset Management,
__*                                                                                   Inc. ("CAM") and Calamos Holdings LLC
                                                                                      ("CHLLC"), Calamos Advisors and its
                                                                                      predecessor ("Calamos Advisors") and Calamos
                                                                                      Financial Services LLC and its predecessor
                                                                                      ("CFS"); Director, CAM

                                                                    NUMBER OF PORTFOLIOS IN         PRINCIPAL OCCUPATION(s)
   NAME AND AGE AT         POSITION(s) HELD WITH TRUST AND DATE      FUND COMPLEX OVERSEEN         DURING THE PAST 5 YEARS AND
  _____________, 2005      FIRST ELECTED OR APPOINTED TO OFFICE          BY TRUSTEE                 OTHER DIRECTORSHIPS HELD
---------------------     ---------------------------------------   ------------------------       ---------------------------
Nick P. Calamos, __*      Trustee and Vice President (since 1999)               13                  Senior Executive Vice
                                                                                                    President, CAM and CHLLC,
                                                                                                    Calamos Advisors and CFS;
                                                                                                    Director, CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

                                                                  NUMBER OF PORTFOLIOS IN          PRINCIPAL OCCUPATION(s)
   NAME AND AGE AT        POSITION(s) HELD WITH TRUST AND DATE         FUND COMPLEX              DURING THE PAST 5 YEARS AND
 _____________, 2005      FIRST ELECTED OR APPOINTED TO OFFICE      OVERSEEN BY TRUSTEE           OTHER DIRECTORSHIPS HELD
----------------------    ------------------------------------    -----------------------    -----------------------------------
Joe F. Hanauer, __                  Trustee (since 2001)                   13                 Private investor; Director, MAF
                                                                                              Bancorp (banking); Chairman
                                                                                              and Director, Homestore.com,
                                                                                              Inc. (Internet provider of real
                                                                                              estate information and
                                                                                              products); Director, Combined
                                                                                              Investments, L.P. (investment
                                                                                              management)

Weston W. Marsh, __                 Trustee (since 2002)                   13                 Partner, Freeborn & Peters
                                                                                              (law firm)

John E. Neal, __                    Trustee (since 2001)                   13                 Private investor; Managing
                                                                                              Director, Bank One Capital
                                                                                              Markets, Inc. (investment
                                                                                              banking) (June 2000-June
                                                                                              2004); Executive Vice
                                                                                              President and Head of Real
                                                                                              Estate Department, Bank One
                                                                                              (1998-2000); Director, The
                                                                                              Brickman Group, Ltd.
                                                                                              (landscaping company)

William R. Rybak, __                Trustee (since 2002)                   13                 Private investor; formerly
                                                                                              Executive Vice President
                                                                                              and CFO, Van Kampen
                                                                                              Investments, Inc. (investment
                                                                                              manager); Director, Howe
                                                                                              Barnes Investments, Inc.
                                                                                              (investment services firm);
                                                                                              Director, PrivateBancorp, Inc.
                                                                                              (bank holding company)

Stephen B. Timbers, __              Trustee (since 2004)                   13                 Private investor; formerly
                                                                                              Vice Chairman, Northern Trust
                                                                                              Corporation (bank holding
                                                                                              company); President and Chief
                                                                                              Executive Officer, Northern
                                                                                              Trust Investments, N.A.
                                                                                              (investment manager);
                                                                                              formerly President, Northern
                                                                                              Trust Global Investments, a
                                                                                              division of Northern Trust
                                                                                              Corporation and Executive Vice
                                                                                              President, The Northern Trust
                                                                                              Corporation; Trustee,
                                                                                              Northern Mutual Fund Complex**
                                                                                              (registered investment companies).

------------
* Messrs. John Calamos and Nick Calamos are trustees who are "interested persons" of the Trust as defined in the 1940 Act because they are affiliates of Calamos Advisors and CFS. Nick Calamos is a nephew of John Calamos.

**    Overseeing 53 portfolios in fund complex.

The address of each trustee is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

      OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

   NAME AND AGE AT             POSITION(s) HELD WITH TRUST AND       PRINCIPAL OCCUPATION(s) DURING THE PAST 5 YEARS AND
______________, 2005         DATE FIRST ELECTED OR APPOINTED TO                  OFFICE DIRECTORSHIPS HELD
------------------------     ---------------------------------    ----------------------------------------------------------
Nimish Bhatt, __              Treasurer (since 2004)                Senior Vice President and Director of Operations,
                                                                    CAM, CHLLC, Calamos Advisors and CFS (since 2004);
                                                                    Senior Vice President, Alternative Investments
                                                                    and Tax Services of BISYS, prior thereto

Patrick H. Dudasik, __        Vice President (since 2001)           Executive Vice President, Chief Financial Officer
                                                                    and Administrative Officer, and Treasurer, CAM and
                                                                    CHLLC (since 2004), Calamos Advisors and CFS (since
                                                                    2001); Chief Financial Officer, David Gomez and
                                                                    Associates, Inc. (1998-2001) (executive search firm);
                                                                    and Chief Financial Officer, Scudder Kemper Investments,
                                                                    Inc., prior thereto

James S. Hamman, Jr., __      Secretary (since 1999)                Executive Vice President, Secretary and General
                                                                    Counsel, CAM and CHLLC (since 2004), Calamos
                                                                    Advisors and CFS (since 1998)

Mike Ciotola, __              Assistant Treasurer (since 2000)      Manager of Mutual Fund Operation, Calamos
                                                                    Advisors (since 2004); Director of Financial Services,
                                                                    BISYS Fund Services, Inc. (2003-2004); Various
                                                                    positions within BISYS (prior thereto)

The address of each officer is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

      COMMITTEES OF THE BOARD OF TRUSTEES. The Trust's board of trustees currently has three standing committees:

Executive Committee. Messrs. John Calamos and Nick Calamos are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions.

Audit Committee. Messrs. Hanauer, Marsh, Neal, Rybak and Timbers serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors' performance, reviews the scope and results of the Portfolio's audit and responds to other matters deemed appropriate by the board of trustees. All members of the audit committee are independent trustees of the Trust.

Governance Committee. Messrs. Hanauer, Marsh, Neal, Rybak and Timbers serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non-interested trustees. The governance committee does not have a policy to consider shareholder recommendations regarding candidates for election as trustees. All members of the governance committee are independent trustees of the Trust.

In addition to the above committees, there is a board of trustee directed pricing committee comprised of officers of the Portfolio and employees of Calamos Advisors.

The Portfolio's Agreement and Declaration of Trust provides that the Portfolio will indemnify the trustees and officers against liabilities and expenses incurred in connection with any claim in which they may be involved because of their offices with the Portfolio, unless it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolio or that such indemnification would relieve any officer or trustee of any liability to the Portfolio or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

During the fiscal year ended December 31, 2004, the Trust's board of trustees held four meetings, the executive committee held no meetings (but acted by written consent on two occasions), the audit committee held four meetings and the governance committee held two meetings. All of the trustees and committee members then serving attended at least 75% of the meetings of each board of trustees and applicable committees held during each such fiscal year.

      TRUSTEE COMPENSATION. Messrs. John Calamos and Nick Calamos, the trustees who are "interested persons" of the Trust, do not receive compensation from the Trust. Although they are compensated, the noninterested trustees do not receive any pension or retirement benefits from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees.

                           AGGREGATE         TOTAL COMPENSATION
                          COMPENSATION          FROM CALAMOS
                         FROM THE TRUST         FUND COMPLEX*
      NAME               1/1/04-12/31/04      1/01/04-12/31/04
--------------------    ----------------     ------------------
John P. Calamos         $      0             $           0
Nick P. Calamos                0                         0
Joe F. Hanauer
Weston W. Marsh
John E. Neal
William R. Rybak
Stephen B. Timbers**

+ Includes fees that may have been deferred during the year pursuant to a deferred compensation plan with Calamos Investment Trust. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Calamos Funds selected by the trustee. As of December 31, 2004, the value of Mr. Neal's deferred compensation accounts was $____________________.

* For the period shown, the Calamos Fund Complex consisted of five investment companies and each applicable series thereunder including the Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund.

**    Appointed trustee in March 2004.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

      CODE OF ETHICS. The Portfolio and Calamos Advisors have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is applicable to officers, directors/trustees and employees of Calamos Advisors and CFS. Employees of Calamos Advisors and CFS are permitted to make personal securities transactions, including transactions in securities that the Portfolio may purchase, sell or hold, subject to requirements and restrictions set forth in the code of ethics of Calamos Advisors and CFS. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Portfolio. Among other things, the code of ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances after review by appropriate personnel. Text-only versions of the code of ethics can be viewed online or downloaded from the EDGAR Database on the Commission's internet web site at www.sec.gov. You may review and copy the code of ethics by visiting the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. In addition, copies of the code of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the Commission's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

      PROXY VOTING PROCEDURES. The Portfolio has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees' general oversight. The Portfolio expects Calamos Advisors to vote proxies for which the Portfolio has voting authority consistent with the Portfolio's best economic interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures ("Policies") and has established a Proxy Voting Committee comprised of members of its Portfolio Management and Research Departments. The following is a summary of the Policies.

      In general, if Calamos Advisors believes that a company's management and board have interests sufficiently aligned with the Portfolio's interest, Calamos Advisors will vote in favor of proposals recommended by a company's board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders' interests and provides proper oversight of the company's management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

      Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Portfolio in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

      Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Portfolio. These procedures provide that the Committee, along with Calamos Advisors' Legal and Compliance Departments, will examine conflicts of interests with the Portfolio of which Calamos Advisors is aware and seek to resolve such conflicts in the best interests of the Portfolio, irrespective of any such conflict. If a member of the Committee has a personal conflict of interest, that member will refrain from voting and the remainder of the Committee will determine how to vote the proxy solely on the investment merits of any proposal. The Committee will then memorialize the conflict and the procedures used to address the conflict.

      You may obtain a copy of the Policies by calling (800) 582-6959, by visiting the Portfolio's website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, or by visiting the Commission's website at www.sec.gov.

      You may obtain a copy of the Portfolio's proxy voting record for the last twelve-month period ended June 30 (i) on the Commission's website at www.sec.gov; and (ii) without charge, upon request, by calling (800) 582-6959.

      DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, Calamos Advisors and CFS have adopted policies and procedures to govern the disclosure of portfolio security holdings. Each considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Portfolio's shareholders, on the one hand, and those of the Portfolio's investment adviser or distributor, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees, Calamos Advisors and CFS determined that the Portfolio has a legitimate business purpose for disclosing portfolio security holdings to the person described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.

      Disclosure to the Public. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed no earlier than 45 days after such quarter, in addition to disclosures in the Trust's Forms N-Q and Forms N-CSRs. A complete list of portfolio security holdings will be posted on www.calamos.com.

      A subset of the Portfolio's security holdings, such as a top ten list or representative holdings, as of the last business day of the preceding month may be disclosed no earlier than ten days after such month end. This information will be posted on www.calamos.com pursuant to the procedures.

      Disclosure to Rating/Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating and ranking agencies, such as S&P, Moody's, Morningstar, Lipper and Value Line, no earlier than 30 days after the end of such quarter. As of _______________, 2005, the following rating and ranking agencies are provided portfolio security holding information in connection with the above procedures: S&P, Moody's, Morningstar, Lipper and Value Line.

      Disclosure to Service Providers. Portfolio security holdings may be more frequently disclosed than the methods described above to the Portfolio's service providers with little or no lag time. The frequency and lag time of such disclosure is based upon each service provider's need for the information to satisfy its obligations to the Portfolio. In each instance, reassurances are sought from the service provider that the portfolio security holdings will remain confidential. As of _________________, 2005, the following are the Portfolio's service providers: Calamos Advisors, CFS , U.S. Bancorp Fund Services LLC, The Bank of New York, Ernst & Young LLP, Wall Street Concepts and Bell, Boyd and Lloyd.

      In addition, the Portfolio, Calamos Advisors, CFS and the Portfolio's administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other Portfolio positions comprising the assets of the Portfolio to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer's and/or foreign custodian's obligation not to disclose or use material, non-public information concerning the Portfolio's security holdings without the consent of the Portfolio or its agents.

      Disclosures required by Applicable Law. The Portfolio, Calamos Advisors and CFS may disclose the Portfolio's security holdings information as may be required by applicable law, rule, regulation or court order. Any officer of the Portfolio, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

      As part of the Portfolio's compliance program under rule 38a-1 of the 1940 Act, the Portfolio's Chief Compliance Officer will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.

      The Portfolio, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

      SHARE OWNERSHIP. As a group, the trustees and officers owned beneficially less than __% of the shares of the Portfolio as of ________, 2005. The following table shows the dollar range of values (as of ________, 2005) of any equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by the trustees of the Trust in the Portfolio, and in the Calamos Fund Complex, as of December 31, 2004.

                                                                                     Aggregate Dollar Range of
                                                                                  Equity Securities Beneficially
                                                      Dollar Range              Owned In All Registered Investment
                                                  of Equity Securities           Companies Overseen by Trustee in
           Name of Trustee                        Beneficially Owned                the Calamos Fund Complex
-----------------------------------               --------------------          ----------------------------------
John P. Calamos (1)................                                             $
Nick P. Calamos (1)................
Joe F. Hanauer.....................
Weston W. Marsh....................
John E. Neal.......................
William R. Rybak...................
Stephen B. Timbers*................

----------------------------
(1)   Indicates an "interested person" of the Trust, as defined in the 1940 Act.

*     Appointed trustee in March 2004.

No trustee who is not an interested person of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS (the "Distributor") or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or the Distributor.

                          INVESTMENT ADVISORY SERVICES

Investment management and administrative services are provided to the Portfolio by Calamos Advisors pursuant to an Investment Management Agreement (the "Agreement") dated __________. The Trust pays Calamos Advisors a fee accrued daily and paid monthly at the annual rate of .75% of average daily net assets. Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

During the periods shown below, the Portfolio paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of the expense limitation as follows:

                                                Fiscal Year Ended        Fiscal Year Ended      Fiscal Year Ended
                                                December 31, 2002        December 31, 2003      December 31, 2004
                                                -----------------        -----------------      -----------------
Calamos Growth and Income Portfolio
         Advisory Fee                           $   115,997              $    138,052           $
         Waiver or Reimbursement                $  (121,295)             $    (22,985)          $
         Net Fee                                $    (5,298)             $    115,067           $

The Agreement will remain in effect from year to year thereafter so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Portfolio, and
(2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. At meetings of the board of trustees of the Trust held on June 25, 2004 and July 7, 2004, called in part for the purpose of voting on the continuation of the Agreement, the Agreement was reviewed, and on July 7, 2004, continued through July 31, 2005 by the unanimous vote of the trustees present at the meeting, and the unanimous vote of the "non-interested" trustees of the Trust voting separately.

In evaluating the Agreement, the trustees reviewed materials furnished by Calamos Advisors, including information regarding Calamos Advisors, its affiliates and their personnel, operations and financial condition. The non-interested trustees discussed with representatives of Calamos Advisors the Portfolio's operations and Calamos Advisors' ability to provide advisory and other services to the Portfolio. The trustees also reviewed, among other things:

      - The current and historical investment performance of the Portfolio and other Calamos funds with similar investment strategies;

      - the proposed fees to be charged by Calamos Advisors for investment management services;

      -     the Portfolio's projected total operating expenses;

      - the investment performance, fees, expense ratios and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

      - an analysis of the profitability to Calamos Advisors of its relationship with the Portfolio;

      - the experience of the investment advisory and other personnel providing services to the Portfolio and the historical quality of the services provided by Calamos Advisors; and

      -     Calamos Advisors' Form ADV.

Legal counsel to the independent trustees and the Portfolio also provided the trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Agreement. This memorandum explained the regulatory requirements surrounding the trustees' process for evaluating investment advisers and the terms of the contracts, including the following factors to be considered: the nature, extent and quality of services to be provided by Calamos Advisors, the investment performance of the Portfolio and Calamos Advisors, the cost of services to be provided and the profits to be realized by Calamos Advisors and its affiliates from the relationship with the Portfolio, the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect the economies of scale for the benefit of Portfolio shareholders.

The trustees considered the following as relevant to their continuation of the agreement: (1) the favorable history, reputation, qualification, investment process and background of Calamos Advisors, as well as the qualifications of its personnel, resources and financial condition; (2) the magnitude of Calamos Advisors' fees and the expense ratio of the Portfolio in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the performance of the Portfolio in relation to the results of other comparable investment companies managed by other advisers and unmanaged indices over various periods; (4) the profitability of Calamos Advisors' relationship with the Portfolio; and (5) other factors that the trustees deemed relevant. The trustees concluded that the terms of the Agreement and the services to be provided were reasonable and appropriate, and that continuation of the Agreement was in the best interests of the Portfolio. The Agreement may be terminated at any time, without penalty, by either the Trust or Calamos Advisors upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

The use of the name "Calamos" in the name of the Trust and in the name of the Portfolio is pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment manager to the Portfolio.

Calamos Advisors provides the following financial accounting services to the Portfolio pursuant to an Amended and Restated Financial Accounting Services
Agreement: manage expenses and expense payment processing; monitor the calculation of expense accrual amounts for the Portfolio and make any necessary modifications; coordinate any expense reimbursement calculations and payment; calculate yields on the Portfolio in accordance with rules and regulations of the Commission; calculate net investment income dividends and capital gains distributions; calculate, track and report tax adjustments on all assets of the Portfolio, including but not limited to contingent debt and preferred trust obligations; prepare excise tax and fiscal year distributions schedules; prepare tax information required for financial statement footnotes; prepare state and federal income tax returns; prepare specialized calculations of amortization on convertible securities; prepare year-end dividend disclosure information; monitor trustee deferred compensation plan accruals and valuations; and prepare Form 1099 information statements for the trustees and service providers.

For providing those financial accounting services, Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of the combined managed assets of the Calamos Fund Complex; 0.0150% on the next $1 billion of combined managed assets; and 0.0110% on combined managed assets above $2 billion. Each fund of the Calamos Fund Complex pays its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on relative managed assets of each fund. For the fiscal year ended 12/31/04, the Trust paid Calamos Advisors $_______ for financial accounting services.

      EXPENSES

Subject to the expense limitation described below, the Portfolio pays all its own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of the investment manager; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, the investment manager or the distributor; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) registration and qualification of the Portfolio and its shares under federal and state securities laws; (vi) expenses of printing and mailing notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; and (x) brokerage commissions and other transaction-related costs.

                               PORTFOLIO MANAGERS

      John P. Calamos and Nick P. Calamos share responsibility for managing the Portfolio. The portfolio managers also have responsibility for the day-to-day management of accounts other than the Portfolio. Information regarding these other accounts is set forth below.

                                                                            Number of Accounts and Assets for which
                      Number of Other Accounts Managed and Assets by        Advisory Fee is Performance Based as of
                            Account Type as of December 31, 2004                      December 31, 2004
                      ----------------------------------------------        ---------------------------------------
                       Registered      Other Pooled                      Registered      Other Pooled
                       Investment       Investment                       Investment       Investment
Portfolio Manager       Companies        Vehicles      Other Accounts     Companies        Vehicles          Other Accounts
-----------------      ----------      ------------    --------------    ----------   -----------------      --------------
John P. Calamos
Nick P. Calamos

      The Portfolio's portfolio managers are responsible for managing both the Portfolio and other accounts, including separate accounts and unregistered funds.

      Other than potential conflicts between investment strategies, the side-by-side management of both the Portfolio and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between the Portfolio and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. [For example, Calamos Advisors will only place cross-trades in securities held by the Portfolio in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis.]

      [The portfolio managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the portfolio managers from such accounts due to unrealized appreciation as well as realized gains in the client's account.]

      As of December 31, 2004, the portfolio managers receive all of their compensation from Calamos Asset Management, Inc. The portfolio managers have each entered into employment agreements that provide for compensation in the form of a minimum annual base salary, an annual discretionary target bonus measured as a percentage of his base salary and a maximum annual bonus opportunity measured as a percentage of his target bonus. They will also participate in the annual long-term performance incentive plan applicable to portfolio managers and research professionals and in the benefit plans and programs generally available to our other senior executive officers. The portfolio managers also are eligible to receive annual equity awards under an Incentive Compensation Plan.

      Prior to entering into employment agreements, John P. Calamos and Nick P. Calamos each received compensation in the form of salary, bonus and distributions due to their unique ownership positions with Calamos Advisors, its parent company and their predecessor companies. At that time, compensation for each portfolio manager was benchmarked against industry compensation standards for portfolio managers in comparable executive positions, with advisors managing comparably sized portfolios. Further, bonus and distributions was benchmarked against industry compensation standards, but also was determined by income growth, revenue growth and growth of assets under management.

      At December 31, 2004, each portfolio manager beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the Portfolio, and of all funds in the Calamos Fund Complex having values within the indicated dollar ranges.

                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                           DOLLAR RANGE OF EQUITY      SECURITIES BENEFICIALLY OWNED IN ALL
                           SECURITIES IN PORTFOLIO    REGISTERED INVESTMENT COMPANIES IN THE
NAME OF PORTFOLIO MANAGER    BENEFICIALLY OWNED                CALAMOS FUND COMPLEX
-------------------------  -----------------------    ---------------------------------------
John P. Calamos
Nick P. Calamos

                         PURCHASING AND REDEEMING SHARES

Shares of the Portfolio may not be purchased or redeemed directly by individual Variable Contract owners. Purchases and redemptions are discussed in the prospectus. The Portfolio may suspend the right of redemption during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or that exchange is closed for other than customary weekend and holiday closings,
(b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of the Portfolio's securities or valuation of the net assets of the Portfolio not reasonably practicable.

Because shares of the Portfolio are offered to separate accounts supporting variable annuity contracts and separate accounts supporting variable life insurance contracts, a potential for certain conflicts may exist between the interests of owners of variable annuity contracts and owners of variable life insurance contracts. Likewise, in the event that shares of the Portfolio are offered to qualified pension and retirement plans, a potential for certain conflicts may exist between the interest of variable annuity contract owners, variable life insurance contract owners and plan participants. The Trust does not currently foresee any disadvantage to owners of either variable annuity contracts or variable life insurance contracts arising from the fact that shares of the Portfolio might be held by such entities. The Trust's board of trustees, however, will monitor the Portfolio in order to identify any material irreconcilable conflicts of interest that may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.

      ANTI-MONEY LAUNDERING COMPLIANCE

The Portfolio is required to comply with various anti-money laundering laws and regulations. Consequently, the Portfolio may request additional information to verify a shareholder's identity. If at any time the Portfolio believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Portfolio may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Portfolio also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Portfolio to inform the shareholders that it has taken the actions described above.

      NET ASSET VALUE

In computing the net asset value of the Portfolio, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term obligations with maturities of 60 days or less are valued at amortized cost.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the board of trustees or a committee thereof, which include market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

The Portfolio's net asset value is determined only on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Portfolio's portfolio may be significantly affected on days when shares of the Portfolio may not be purchased or redeemed.

When reliable market prices or quotations are not readily available or when market prices or quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.

The Portfolio may use fair value pricing if the value of some or all of the Portfolio `s securities have been materially affected by events occurring before the Portfolio `s pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means that the Portfolio may value those securities higher or lower than another fund that uses market quotations or official closing prices.

The fair value pricing procedures utilized to value foreign securities recognize that volatility in the U.S. markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Portfolio's NAV is determined. As a result, at least some of the Portfolio's foreign securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the Portfolio calculates its NAV.

In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Fair value pricing may help reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of the Portfolio's portfolio securities and the reflection of that change in a Portfolio `s share price.

      REDEMPTION IN KIND

The Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If a redemption is made in-kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received.

                                  DISTRIBUTOR

CFS, a broker-dealer, serves as distributor for the Portfolio, subject to change by a majority of the "non-interested" trustees at any time. CFS is located at 1111 East Warrenville Road, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Portfolio without any charge to the Portfolio or Participating Insurance Companies or Retirement Plans purchasing the Portfolio's shares. However, each Variable Contract imposes its own charges and fees on owners of the Variable Contract and may impose such charges on participants in a Retirement Plan. CFS is also responsible for all expenses incurred in connection with its performance of services for the Portfolio, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives brokerage commissions for executing portfolio transactions for the Portfolio. See "Portfolio Transactions." CFS has the exclusive right to distribute shares of the Portfolio. The obligation of CFS is an agency or "best efforts" arrangement, which does not obligate CFS to sell any stated number of shares.

                             PORTFOLIO TRANSACTIONS

Portfolio transactions on behalf of the Portfolio effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, the investment manager uses its best efforts to obtain for the Portfolio the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, the investment manager considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.

The trustees have determined that portfolio transactions for the Portfolio may be executed through CFS if, in the judgment of the investment manager, the use of CFS is likely to result in prices and execution at least as favorable to the Portfolio as those available from other qualified brokers and if, in such transactions, CFS charges the Portfolio commission rates consistent with those charged by CFS to comparable unaffiliated customers in similar transactions. The board of trustees, including a majority of the trustees who are not "interested" trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to CFS are consistent with the foregoing standard. The Portfolio will not effect principal transactions with CFS.

In allocating the portfolio brokerage transactions to unaffiliated broker-dealers, the investment manager may take into consideration the research products and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, equipment and software used in investment research, and the availability of the brokerage firm's analysts for consultation. Although the investment manager believes these products and services have substantial value, they are considered supplemental to the investment manager's own efforts in the performance of its duties under the management agreement. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act"), the investment manager may pay a broker-dealer that provides brokerage and research products and services an amount of commission for effecting a securities transaction for the Portfolio in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the investment manager to be reasonable in relation to the value of the overall quality of the brokerage and research products and services provided. Other clients of the investment manager may indirectly benefit from the availability of these services to the investment manager, and the Portfolio may indirectly benefit from services available to the investment manager as a result of transactions for other clients.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by client transactions. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

For the fiscal years-ended December 31, 2002, 2003 and 2004, the following table shows information regarding portfolio transactions for the Portfolio executed through CFS.

                                                            Aggregate
                    Aggregate         % of Aggregate        Brokerage         Aggregate       % of Aggregate
                 Principal Amount    Principal Amount      Commissions        Brokerage         Brokerage
 Year Ended      of All Portfolio        Executed          Paid to All       Commissions       Commissions
December 31,       Transactions        Through CFS           Brokers*        Paid to CFS       Paid to CFS
------------       ------------        -----------           --------        -----------       -----------
2002              $14,802,228              0.0%             $8,765            $ -                 0.0%

2003              $23,744,261              0.0%            $10,881            $ -                 0.0%

2004

During the fiscal year-ended December 31, 2004, the Portfolio did not pay any commissions to brokers who furnished research services.

                                    TAXATION

The following is only a summary of certain tax considerations. The summary is not intended to present a detailed explanation or as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own tax situations.

SHARES OF THE PORTFOLIO ARE OFFERED TO SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES THAT FUND VARIABLE CONTRACTS AND MAY BE OFFERED TO CERTAIN RETIREMENT PLANS. SEE THE DISCLOSURE DOCUMENTS FOR THE VARIABLE CONTRACTS OR THE PLAN DOCUMENTS (INCLUDING THE SUMMARY PLAN DESCRIPTION) FOR THE RETIREMENT PLANS FOR A DISCUSSION OF THE SPECIAL TAXATION OF INSURANCE COMPANIES WITH RESPECT TO THE SEPARATE ACCOUNTS AND THE VARIABLE CONTRACTS, AND THE HOLDERS THEREOF, OR THE SPECIAL TAXATION OF RETIREMENT PLANS AND THE PARTICIPANTS THEREIN. The Portfolio intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code so as to be relieved of federal income tax on its net investment income and capital gains that it distributes to shareholders.

The Portfolio must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Portfolio's gross income must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities (no more than 5% of the value of the Portfolio may consist of such other securities of any one issuer, and the Portfolio must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Portfolio must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

In order to maintain the qualification of the Portfolio's status as a regulated investment company, the Trust may, in its business judgment, restrict the Portfolio's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the Trust may, in its business judgment, require the Portfolio to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Portfolio will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

---------------------------
* Excluding the gross underwriting spread on securities purchased in underwritten public offerings.

The Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolio may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the 1940 Act.

In order to comply with the current or future requirements of section 817(h) (or related provisions of the Code), the Trust may be required, e.g., to alter the investment objectives of the Portfolio. No such change of investment objectives will take place without notice to the shareholders of the Portfolio, the approval of a majority of the outstanding voting shares, and the approval of the Commission, to the extent legally required.

The Portfolio's investment in foreign securities or currencies may require it to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of the Portfolio will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign tax withholding, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Investing in securities of passive foreign investment companies may be subject to U.S. Federal income taxes and interest charges, and the investment yield of the Portfolio will be reduced by these taxes and interest charges. Shareholders will bear the cost of these taxes and interest charges, but will not be able to claim a deduction for these amounts.

If the Portfolio failed to qualify as a regulated investment company, owners of Variable Contracts based on the Portfolio (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the Portfolio might incur additional taxes. In addition, if the Portfolio failed to comply with the diversification requirements of Section 817(h) or the regulations thereunder, owners of Variable Contracts based on the Portfolio would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the investment manager and it is intended that the Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return achieved by the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the investment manager might otherwise believe to be desirable.

                              CERTAIN SHAREHOLDERS

As of ____________, 2005, Kansas City Life Insurance Company, 3520 Broadway, Kansas City, MO 64111-2565, held ___% of the shares of the Portfolio for the benefit of owners of Variable Contracts. Kansas City Life Insurance Company is a stock life insurance company organized under the laws of the State of Missouri on May 1, 1895.


                           PAYMENTS TO INTERMEDIARIES

Calamos Advisors and its affiliates, from their own resources, may make payments to certain intermediaries for administrative, marketing or distribution services. For instance, Calamos Advisors and its affiliates may make payments to a Participating Insurance Company for services based on the value of the shares of the portfolio held by accounts of that company. Calamos Advisors currently pays Kansas City Life Insurance Company at the annual rate of .15% of the average daily net asset value of the shares held by the accounts of that company.

                          CUSTODIAN AND TRANSFER AGENT

The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the assets of the Portfolio. The custodian is responsible for holding all cash and securities of the Portfolio, directly or through a book entry system, delivering and receiving payment for securities sold by the Portfolio, receiving and paying for securities purchased by the Portfolio, collecting income from investments of the Portfolio and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by the Portfolio, payment of dividends or payment of expenses of the Portfolio.

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201 performs transfer agency and dividend paying agency services for the Portfolio.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606, audits and reports on the Portfolio's annual financial statements, reviews certain regulatory reports and the Portfolio's federal income tax returns, and performs other professional accounting, tax and advisory services when engaged to do so by the Portfolio.

                             SHAREHOLDER INFORMATION

Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. Currently, the Trust has one series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

The Portfolio's shares are entitled to participate pro rata in any dividends and other distributions declared by the Trust's board of trustees with respect to shares of the Portfolio. All shares of the Portfolio have equal rights in the event of liquidation of the Portfolio.

Under Massachusetts's law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Portfolio, which are binding only on the assets and property of the Portfolio. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Portfolio's assets of all losses and expenses of any Portfolio shareholder held personally liable for the Portfolio's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the Portfolio itself is unable to meet its obligations.

      VOTING RIGHTS

Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

Under current interpretations of the 1940 Act, the Portfolio expects that Participating Insurance Company shareholders will offer variable contract holders the opportunity to instruct them as to how Portfolio shares attributable to such contracts will be voted with respect to matters to be voted upon. The separate prospectuses describing the Variable Contracts include additional disclosure of how contract holder voting rights are computed.

                              FINANCIAL STATEMENTS

Audited financial statements for the Portfolio for the fiscal year ended December 31, 2004 are incorporated herein by reference from the Trust's annual report to shareholders on Form N-CSR.

                    APPENDIX -- DESCRIPTION OF BOND RATINGS

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Portfolio's investment manager believes that the quality of debt securities in which the Portfolio invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation, a division of the McGraw-Hill Companies ("S&P").

MOODY'S RATINGS

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            PART C OTHER INFORMATION

ITEM 23.          EXHIBITS

(a)(1)   Amended and Restated Agreement and Declaration of Trust(1)

(a)(2) Amendment dated April 19, 1999 to Amended and Restated Agreement and Declaration of Trust(2)

(b)      Bylaws(3)

(c)      See Articles IV and V of Exhibit (a)(1), above.

(d)      Management Agreement with Calamos Asset Management, Inc. dated
         5/1/99(4)

(e)      Distribution Agreement with Calamos Financial Services, Inc. dated
         5/1/99(4)

(f)      None

(g)(1)   Custody Agreement with Bank of New York dated November 15, 2000(4)

(g)(2)   Foreign Custody Agreement with Bank of New York dated November 15,
         2000(4)

(h)(1)   Firstar Fund Accounting Servicing Agreement dated September 1, 2000(4)

(h)(2) Amendment dated January 1, 2002 to the Fund Accounting Servicing Agreement dated September 1, 2000(5)

(h)(3) Amendment dated as of November 1, 2004 to the Fund Accounting Servicing Agreement dated September 1, 2000

(h)(4)   Firstar Transfer Agent Servicing Agreement dated September 1, 2000(4)

(h)(5) Amendment to the Transfer Agent Servicing Agreement dated January 1, 2002(5)

(h)(6) Amendment to the Transfer Agent Servicing Agreement dated January 1, 2002(5)

-------------------------
(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 17, 1999.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 23, 1999.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on March 26, 1999.

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrants' Registration Statement on Form N-1A filed April 27, 2001.

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed April 29, 2002.

(h)(7)   Use of Name Agreement dated May 1, 1999(2)

(h)(8) Form of Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC

(i)(1)   Opinion of Goodwin, Procter & Hoar, L.L.P. dated March 25, 1999(2)

(i)(2)   Consent of Goodwin Procter LLP

(j)      Consent of Independent Registered Public Accounting Firm

(k)      None

(l)      Subscription Agreement(2)

(m)      None

(n)      None

(o)      [Item Omitted]

(p)      Code of Ethics and Insider Trading Policy, dated December 15, 2004

(q)      Powers of Attorney

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         As of ______________, 2005, ___% of Registrant's shares were owned by Kansas City Life Insurance Company, a stock life insurance company, domiciled in Missouri and its separate investment accounts, "Kansas City Life Variable Annuity Separate Account" and "Kansas City Life Variable Life Separate Account". The purchasers of insurance contracts and annuity contracts issued in connection with such accounts will have the right to instruct Kansas City Life with respect to the voting of the Registrant's shares held by the separate accounts.

ITEM 25. INDEMNIFICATION

         Article VI of the agreement and declaration of trust of Registrant (exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct").

         A determination that a Covered Person is not entitled to indemnification due to Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or
(b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the agreement and declaration of trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found entitled to indemnification.

         The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The information in the statement of additional information under the caption "Management -- Trustees and Officers" is incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Calamos Financial Services, LLC ("CFS") serves as principal underwriter for the Calamos Investment Trust and the Calamos Advisors Trust.

(b) Information on the officers and directors of CFS is set forth below. The principal business address is 1111 East Warrenville Road, Naperville, Illinois 60563.




                                Positions and Offices                   Positions and Offices
Name                              with Underwriter                         with Registrant
----                              ----------------                         ---------------

John P. Calamos, Sr.       President and Chief Executive              President and Principal
                           Officer                                    Executive Officer

Nick P. Calamos            Senior Executive Vice                      Vice President
                           President

John P. Calamos, Jr.       Executive Vice President                   None

Patrick H. Dudasik         Executive Vice President,                  Vice President and
                           Chief Financial Officer and                Principal Financial Officer
                           Administrative Officer, and
                           Treasurer

David Swanson              Executive Vice President                   None

James S. Hamman, Jr.       Executive Vice President,                  Secretary and Chief Legal
                           General Counsel and                        Officer
                           Secretary

Tim Kaczmarek              Executive Vice President                   None

Bruce Innes                Senior Vice President                      None

Mark Storey                Senior Vice President                      None



                                Positions and Offices                  Positions and Offices
Name                              with Underwriter                        with Registrant
----                              ----------------                        ---------------

Nimish Bhatt               Senior Vice President and                  Treasurer
                           Director of Operations

Dave Butler                Vice President                             None

Geoff Frankenthal          Vice President                             None

Derek Olsen                Vice President                             None

Michael Ciotola            None                                       Assistant Treasurer


(c) There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All such accounts, books and other documents are maintained (i) at the offices of the Registrant, at the offices of the Registrant's investment manager, Calamos Advisors LLC, and Calamos Financial Services LLC, the Registrant's principal underwriter, 1111 East Warrenville Road, Naperville, Illinois 60563, (ii) at the offices of the custodian, Bank of New York, 90 Washington Street, New York, NY 10286, or (iii) at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

ITEM 29. MANAGEMENT SERVICES

         None

ITEM 30. UNDERTAKINGS

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Naperville, Illinois on March 1, 2005.

                                        CALAMOS ADVISORS TRUST



                                        By:           /s/ John P. Calamos
                                             -----------------------------------
                                                      John P. Calamos

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on March 1, 2005 by the following persons in the capacities indicated.

Name                                         Title
----                                         -----

/s/ John P. Calamos                          Trustee and President (principal
--------------------------------                executive officer)
John P. Calamos


/s/ Nick P. Calamos                          Trustee
--------------------------------
Nick P. Calamos


/s/ Joe F. Hanauer*                          Trustee
--------------------------------
Joe F. Hanauer


/s/ Weston W. Marsh*                         Trustee
--------------------------------
Weston W. Marsh


/s/ John E. Neal*                            Trustee
--------------------------------
John E. Neal


/s/ William R. Rybak*                        Trustee
--------------------------------
William R. Rybak


/s/ Patrick H. Dudasik                       Vice President (principal financial
--------------------------------                and accounting officer)
Patrick H. Dudasik



*James S. Hamman, Jr. signs this document pursuant to powers of attorney filed herewith.


                                                      /s/ James S. Hamman, Jr.
                                                      --------------------------
                                                      James S. Hamman, Jr.

                                  EXHIBIT INDEX
                                  -------------
(h)(3)     Amendment dated as of November 1, 2004 to the Fund Accounting
           Servicing Agreement dated September 1, 2000

(h)(8) Form of Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC

(i)(2)     Consent of Goodwin Procter LLP

(j)        Consent of Independent Registered Public Accounting Firm

(p)        Code of Ethics and Insider Trading Policy, dated December 15, 2004

(q)        Powers of Attorney
